Borrowings	12 Months Ended
Mar. 31, 2025
Disclosure Of Borrowings [Abstract]
Borrowings
19.	Borrowings

	March 31, 2025	March 31, 2024
Current
Term bank loans (Refer note (a) to (d) below)	2,632,486	2,818,144
Other working capital facilities (Refer note (i) to (o) below)	3,142,450	2,899,996
Borrowings from others (Refer note (e), (g), (h) & (p) below)	1,373,974	946,945
	7,148,910	6,665,085
Non current
Term bank loans (Refer note (a) to (d) below)	17,649,585	13,076,474
Borrowings from others (Refer note (e), (g), (h) & (p) below)	10,575,386	10,273,389
	28,224,971	23,349,863

(a) Of the above, facilities amounting to ₹ 17,505 million (previous year: ₹ 13,838 million) by the Company is primarily secured by way of pari-passu charge on the project receivables and charge on movable fixed assets disbursed for specific DC Project.  Of the above, facilities amounting to ₹ 2,500 million (previous year: ₹ Nil million) has been utilised for part-refinancing of existing Term Debt for Specific DC Project on April 02, 2025.

(b) Of total term loan balance ₹ 2,183 million (previous year: ₹ 1,626 million) are primarily secured by exclusive charge on identifiable movable fixed assets. Of the total term loan balance, an amount of ₹ 900 million (previous year: ₹ 1200 million)
are primarily secured by exclusive charge on identifiable movable fixed assets with Second pari-passu charge on entire current assets of the Borrower, including trade/ bills receivables, book debts, etc. both present & future, excluding the Cash margin lien marked or Current Assets specifically funded by other lenders.

(c) During the 2020-2021 fiscal year, the Company entered into an External Commercial Borrowing (ECB) facility agreement for $5 million. The Company drew down $5 million out of the loan during the 2020-2021 fiscal year and repaid: $ 0.5 million in the 2021-2022 fiscal year, $ 1 million in the 2022-2023 fiscal year, $ 1 million in the 2023-2024 fiscal year and $ 1 million in the 2024-2025 fiscal year. The Company also entered into a currency swap agreement (from USD to INR) to fully hedge foreign currency exposure towards principal repayment and interest rate swap from floating to fixed in order to hedge exposure to interest rate risks
.

(d) The term loans bear interest rate ranging from 9.00% to 10.50% repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 1 year in certain cases.

(e) Listed Non-Convertible Debentures (NCD) facility issued for re-financing the existing debt for specific Data Centre Towers amounting to ₹ 2,500 Million (March 31, 2024: ₹
NIL
million) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets.

(f) The Company has adjusted the processing charges paid with respect to borrowings from borrowings from banks ₹ 293 million (Previous year ₹ 162 million).

(g) Compulsorily Convertible Debentures

Kotak Special Situations Fund (KSSF):

During the 2021-2022 fiscal year, pursuant to a Debenture Subscription Agreement (“DSA”) dated November 1, 2021, KSSF subscribed to (i) 20,000,000  Series 1 Compulsorily Convertible Debentures (the “Series 1 CCDs”) with a face value of ₹ 100 each, amounting to ₹ 2,000 million in Series 1 CCDs and (ii) 1% of 20,000,000  Series 2 Compulsorily Convertible Debentures (“Series 2 CCDs”) with a face value of ₹ 100 each, amounting to ₹ 20 million in Series 2 CCDs, in each case, issued by SISL.

During the 2022-2023 fiscal year, KSSF subscribed to an additional 19,800,000 Series 2 CCDs with a face value of ₹ 100 each, amounting to an additional ₹ 1,980 million in Series 2 CCDs issued by SISL.

Further, SISL has the option and right to require KSSF to acquire additional CCDs to be issued by SISL (“Additional CCDs”) in one or more tranches before October 1, 2026 for up to an aggregate subscription amount of ₹ 6,000 million.

The conversion ratio for CCDs is decided based on the equity valuation of the next financial year following the financial year of drawdown of CCD money.

The Company fixed the conversion ratio for the Series 1 and Series 2 CCDs subscribed by KSSF pursuant to the formula provided in the DSA.

On July 20, 2023, SISL entered into an assignment letter with KSSF for the transfer of ₹ 6,000 million to Kotak Data Centre Fund (“KDCF”).

The Series 1 CCDs and Series 2 CCDs carry a coupon rate of 6% per annum, payable half-yearly. The Series 1 CCDs and Series 2 CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031, as provided for in the DSA.

The Series 1 CCDs and Series 2 CCDs are secured by a secondary charge over identified movable assets of Data Center facility.

Kotak Data Center Fund (“KDCF”):

During the 2024-2025 fiscal year, pursuant to the Debenture Subscription Agreement (“Second DSA”), dated July 20, 2023, KDCF subscribed to 48,000,000 Series 4 Compulsorily Convertible Debentures (“Series 4 CCDs”) with a face value of ₹ 100 each, amounting to ₹ 4,800 million in Series 4 CCDs.

During the 2024-2025 fiscal year, KDCF subscribed to 12,000,000 Series 5 Compulsorily Convertible Debentures (“Series 5 CCDs”) with a face value of ₹ 100 each, amounting to ₹ 1,200 million in Series 5 CCDs.

The Series 4 and Series 5 CCDs conversion ratio was fixed

pursuant to the formula provided in the DSA.

The Series 4 CCDs and Series 5 CCDs carry a coupon rate of 6% per annum, payable half-yearly. The Series 4 CCDs and Series 5 CCDs shall be fully, mandatorily and compulsorily converted into equity shares by March 31, 2033, as provided for in the Second DSA.

The Series 4 CCDs and Series 5 CCDs are secured by a secondary charge over identified movable assets of Data Center facility.

(h). These bear interest rate ranging from 0% to 9.56% (Previous Year: 0% to 9.90%) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments (primarily taken from NBFC’s).

(i). Of the above, facilities amounting to ₹ 2,190 million (Previous Year : ₹ 1,845 million), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company and collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Company, both present and future.

(j). The above facilities amounting to ₹ 1,164 million (previous year ₹ 1,067
m
illion), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.

(k). The above facilities amounting to ₹ Nil
m
illion (previous year ₹ 279
m
illion), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.

(l). In addition to the above, out of these loans repayable on demand from banks,

(i) exposure amounting to ₹ 709
m
illion (previous year ₹ 550
m
illion) is  secured collaterally by way of equitable mortgage over the properties at Tidel Park, Chennai, Vile Parle at Mumbai.

(ii) exposure amounting to ₹ 386
m
illion (previous year ₹ 300
m
illion) is collaterally secured by equitable mortgage over the land and building at Noida and also covered by WDV of specific movable fixed assets funded out of their Term loan (since closed) at Noida DC, Uttar Pradesh.

(iii) the exposure amounting to  ₹ 1,707
m
illion (previous year ₹ 426
m
illion) is collaterally secured by equitable mortgage over the Vashi 5th floor property at Mumbai.

(m). These working capital facilities bear interest ranging from 8.10% p.a. to 8.95%
 p.a
. (Previous year: 7.60% p.a. to 9.30% p.a.) and these facilities are subject to renewal annually.

(n). The loans in the nature of Buyers Credit bear interest rate 5.98%
 p.a
.
to 7.08%
 p.a
.
(previous year 2.97%
 p.a
.
to 6.23%
 p.a
.
).

(o). The Company has adjusted the processing charges paid with respect to borrowings from borrowings from banks ₹ 92 million (Previous year ₹ 65 million).

(p). During the FY 2020-21, Print house (India) Pvt Ltd had issued 9% Cumulative
Non-Convertible Redeemable Preference Shares to Raju Vegesna Infotech & Industries Pvt Ltd., on private placement basis amounting to ₹ 500 million. The Preference share capital are redeemable at par value at maturity, i.e. 20 years from the date of allotment. During the previous year, the terms of the Preference Shares were changed to 6% Non-Cumulative compulsorily convertible preference shares.
 During the year 2024-25, these shares were transferred from RVIPL to Sify Technologies Limited.